DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - Revenue Concentration (Details)	9 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Significant Concentrations and Risks
Net revenue	$ 75,320,704	¥ 490,059,099	¥ 435,436,426	¥ 472,385,716	¥ 417,139,969
Net revenues | Customer concentration risk | Chinese government controlled entities
Significant Concentrations and Risks
Service fees		¥ 321,400,000		¥ 329,600,000	¥ 301,500,000
Percentage of concentration of risk	65.60%	65.60%		69.80%	72.30%
Net revenues | Customer concentration risk | The Chinese Institute of Certified Public Accountants
Significant Concentrations and Risks
Net revenue		¥ 114,232,930		¥ 90,455,936	¥ 76,485,306
Percentage of concentration of risk	23.30%	23.30%		19.10%	18.30%
Net revenues | Customer concentration risk | Asset Management Association of China
Significant Concentrations and Risks
Net revenue		¥ 71,109,547		¥ 87,661,832	¥ 23,183,787
Percentage of concentration of risk	14.50%	14.50%		18.60%	5.60%
Net revenues | Customer concentration risk | China Bankers Institute
Significant Concentrations and Risks
Net revenue		¥ 52,634,283		¥ 478,136	¥ 238,807
Percentage of concentration of risk	10.70%	10.70%		0.10%	0.10%
Net revenues | Customer concentration risk | China Banking Association
Significant Concentrations and Risks
Net revenue		¥ 7,017		¥ 55,521,062	¥ 61,190,087
Percentage of concentration of risk	0.00%	0.00%		11.80%	14.70%
Net revenues | Customer concentration risk | Securities Association of China
Significant Concentrations and Risks
Net revenue					¥ 67,045,689
Percentage of concentration of risk					16.10%